Long-Term Debt, Secured Credit Facilities - 20F (Details) $ in Thousands													9 Months Ended		12 Months Ended
	Dec. 07, 2015 USD ($)	Dec. 02, 2015 USD ($) Installment	Nov. 10, 2015 USD ($)	Nov. 04, 2015 USD ($) Installment	Nov. 03, 2015 USD ($)	Oct. 21, 2015 USD ($)	Oct. 13, 2015 USD ($)	Sep. 29, 2015 USD ($)	Sep. 11, 2015 USD ($) Vessel Installment Tranche	Sep. 01, 2015 USD ($) Vessel Installment Advance Tranche	Mar. 17, 2015 USD ($)	Mar. 06, 2015 USD ($) Installment	Sep. 30, 2016 USD ($) Installment Facility	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Installment Facility	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Secured Credit Facilities [Abstract]
Proceeds from draw down													$ 0	$ 47,813	$ 179,047	$ 0	$ 0
Number of facilities guaranteed by Seanergy Maritime Holdings Corp. | Facility													5		5
Loan Agreement dated March 6, 2015 [Member]
Secured Credit Facilities [Abstract]
Maximum borrowing capacity												$ 8,750
Proceeds from draw down											$ 8,750
Number of consecutive payment installments | Installment												20
Frequency of periodic payment													Quarterly		Quarterly
Balloon payment												$ 3,950
Maturity date													Mar. 17, 2020		Mar. 17, 2020
Term to meet consolidated installment and debt interest payments													18 months		18 months
Number of installments paid | Installment													6		3
Loan Agreement dated March 6, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Percentage of net income limit for declaring dividends												50.00%
Loan Agreement dated March 6, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate												3.75%
Loan Agreement dated March 6, 2015 [Member] | First Year [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment												4
Installment payment												$ 200
Loan Agreement dated March 6, 2015 [Member] | After First Year [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment												16
Installment payment												$ 250
Loan Agreement dated September 1, 2015 [Member]
Secured Credit Facilities [Abstract]
Maximum borrowing capacity										$ 44,430
Proceeds from draw down					$ 16,833		$ 27,597
Number of consecutive payment installments | Installment										12
Frequency of periodic payment													Quarterly		Quarterly
Installment payment										$ 1,049
Balloon payment										$ 31,837
Maturity date													Jun. 30, 2020		Jun. 30, 2020
Number of advances | Advance										2
Number of tranches per advance | Tranche										2
Number of vessels secured by first priority mortgage | Vessel										2
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate										3.25%
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate										3.60%
Loan Agreement dated September 11, 2015 [Member]
Secured Credit Facilities [Abstract]
Maximum borrowing capacity									$ 52,705
Proceeds from draw down						$ 13,642		$ 13,643	$ 25,420
Number of consecutive payment installments | Installment									15
Frequency of periodic payment													Quarterly		Quarterly
Installment payment									$ 1,552
Balloon payment									$ 29,425
Maturity date													Dec. 28, 2020		Dec. 28, 2020
Number of vessels secured by first priority mortgage | Vessel									3
Number of tranches | Tranche									3
Value to loan ratio, first threshold									125.00%
Value to loan ratio, second threshold									166.67%
Commitment fee percentage									1.00%
Commitment fee									$ 22
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Less than 125% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate									3.20%
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Between 125% and 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate									3.00%
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Greater than 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate									2.75%
Loan Agreement dated November 4, 2015 [Member]
Secured Credit Facilities [Abstract]
Maximum borrowing capacity				$ 33,750
Proceeds from draw down			$ 33,750
Number of consecutive payment installments | Installment				16
Frequency of periodic payment													Quarterly		Quarterly
Installment payment				$ 844
Balloon payment				$ 20,250
Maturity date													Nov. 10, 2021		Nov. 10, 2021
Term to meet consolidated installment and debt interest payments													18 months		18 months
Loan Agreement dated November 4, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Percentage of net income limit for declaring dividends				50.00%
Loan Agreement dated November 4, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate				3.50%
Loan Agreement dated December 2, 2015 [Member]
Secured Credit Facilities [Abstract]
Maximum borrowing capacity		$ 39,412
Proceeds from draw down	$ 39,412
Number of consecutive payment installments | Installment		15
Frequency of periodic payment													Quarterly		Quarterly
Installment payment		$ 985
Balloon payment		$ 24,637
Maturity date													Feb. 26, 2021		Feb. 26, 2021
Margin on variable rate		2.50%
Loan Agreement dated December 2, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate		2.50%